STOCK COMPENSATION EXPENSE (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Net income (loss)	$ (6,369)	$ (6,425)	$ (48,052)	$ (12,330)
Net income (loss) per share
Basic (in dollars per share)	$ (0.25)	$ (0.26)	$ (1.89)	$ (0.49)
Diluted (in dollars per share)	$ (0.25)	$ (0.26)	$ (1.89)	$ (0.49)
Number of shares used for computing
Basic (in shares)	25,465	25,157	25,434	25,109
Diluted (in shares)	25,465	25,157	25,434	25,109
Stock-based compensation (ASC 718)
Total	496	853	1,456	2,344
Net income (loss) before stock-based compensation	(5,873)	(5,572)	(46,595)	(9,986)
Net income (loss) before stock-based compensation per share
Basic (in dollars per share)	$ (0.23)	$ (0.22)	$ (1.83)	$ (0.40)
Diluted (in dollars per share)	$ (0.23)	$ (0.22)	$ (1.83)	$ (0.40)
Cost of Products and Services Sold [Member]
Stock-based compensation (ASC 718)
Total	5	13	15	38
Research and Development [Member]
Stock-based compensation (ASC 718)
Total	184	298	555	835
Selling, General and Administrative [Member]
Stock-based compensation (ASC 718)
Total	$ 307	$ 542	$ 885	$ 1,471